Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized	4,545,455	4,545,455	4,545,455
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,790,741	1,790,051	1,779,664
Common stock, shares outstanding	1,790,741	1,790,051	1,779,664
Warrants issued	75,897	77,554	77,554
Warrants outstanding	75,897	77,554	77,554